FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS
Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standards also establish a framework for measuring fair value and a valuation hierarchy based upon the transparency of inputs used in the valuation of an asset or liability.  Classification within the hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  The valuation hierarchy contains three levels:

●	Level 1 — Quoted prices (unadjusted) for identical assets or liabilities in active markets;

●
Level 2 — Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations whose inputs or significant value drivers are observable;

●	Level 3 — Significant inputs to the valuation model are unobservable.

The Company used the following fair value measurements for certain of its assets and liabilities during the years ended December 31, 2012 and 2011:
Level 1 Classification:
Available for Sale Securities
At December 31, 2012, the Company held common and preferred stock of companies publicly traded on the TSX Venture Exchange and the NYSE MKT (formerly NYSE Amex) with quoted prices in active markets. Accordingly, the fair market value measurements of these securities have been classified as Level 1.
Level 2 Classification:
Derivative Instruments
At December 31, 2012 and December 31, 2011, the Company had commodity derivative financial instruments in place.  The Company does not designate its derivative instruments as hedges and therefore does not apply hedge accounting.  Changes in fair value of derivative instruments subsequent to the initial measurement are recorded as other income (expense).  The estimated fair values of the Company’s derivative instruments have been determined at discrete points in time based on relevant market information which resulted in the Company classifying such derivatives as Level 2.  Although the Company’s derivative instruments are valued using public indices, the instruments themselves are traded with unrelated counterparties and are not openly traded on an exchange.  See "Note 5—Financial Instruments and Derivatives".
As of December 31, 2012 and December 31, 2011, the Company’s derivative contracts were with financial institutions, all of which were either senior lenders to the Company or affiliates of such senior lenders, and some of which had investment grade credit ratings. All of such counterparties are believed to have minimal credit risk.  Although the Company is exposed to credit risk to the extent of nonperformance by the counterparties to the derivative contracts discussed above, the Company does not anticipate such nonperformance and monitors the credit worthiness of its counterparties on an ongoing basis.
Level 3 Classification:
Preferred Stock Embedded Derivative
At December 31, 2012, the Company had preferred stock derivative liabilities resulting from certain conversion features, redemption options, and other features of its Series A Convertible Preferred Units of Eureka Hunter Holdings, LLC. See "Note 13 — Redeemable Preferred Stock", for more information.
The preferred stock embedded derivative was valued using the “with and without” analysis in a simulation model. The key inputs used in the model were a volatility of 22.3%, credit spread of 14.64%, and an estimated enterprise value of Eureka Hunter Holdings of $483.8 million.
Convertible Security Embedded Derivative
The Company recognized an embedded derivative asset resulting from the fair value of the bifurcated conversion feature associated with the convertible note received as partial consideration upon the sale of Hunter Disposal, LLC (See "Note 7 - Discontinued Operations") to GreenHunter Resources.  The convertible security embedded derivative was valued using a Black-Scholes model valuation of the conversion option.
The key inputs used in the Black-Scholes option pricing model were as follows:

	December 31, 2012
Life	4.1	years
Risk-free interest rate	0.67%
Estimated volatility	40%
Dividend	—
GreenHunter Resources Stock price at end of period	$1.61

The following table presents the changes in the fair value of the derivative assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2012:

	Embedded Derivatives
	Preferred Stock	Convertible Security
	(in thousands)
Fair value at December 31, 2011	$—	$—
Issued or acquired embedded derivative asset (liability)	(52,240)	405
Change in fair value recognized in other income (expense)	8,692	(141)
Fair value as of December 31, 2012	$(43,548)	$264

The following tables present financial assets and liabilities which are adjusted to fair value on a recurring basis at December 31, 2012 and 2011:

	Fair Value Measurements on a Recurring Basis
	December 31, 2012
	(in thousands)
	Level 1	Level 2	Level 3
Available for sale securities	$1,958	$—	$—
Derivative assets	—	4,882	264
Total assets at fair value	$1,958	$4,882	$264
Derivative liabilities	$—	$7,477	$43,548
Total liabilities at fair value	$—	$7,477	$43,548

	Fair Value Measurements on a Recurring Basis
	December 31, 2011
	(in thousands)
	Level 1	Level 2	Level 3

Available for sale securities	$497	$—	$—
Derivative assets	—	6,924	—
Total assets at fair value	$497	$6,924	$—
Derivative liabilities	$—	$11,912	$—
Total liabilities at fair value	$—	$11,912	$—

The Company uses available market data and valuation methodologies to estimate the fair value of debt.  The carrying amounts and fair values of long-term debt are as follows:

	Fair Value	December 31, 2012		December 31, 2011
	Hierarchy Level	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
		(in thousands)
Senior Notes (1)	2	$597,212	$613,500	$—	$—
MHR Senior Revolving Credit Facility (2)	1	225,000	225,000	142,000	142,000
Eureka Hunter Pipeline, LLC second lien term loan (3)	3	50,000	58,550	31,000	34,407
Magnum Hunter second lien term loan (2)	1	—	—	100,000	100,000
Equipment note payable (3) (4)	3	18,548	17,450	6,158	5,350

1.	The fair value of the Company's Senior Notes is based on quoted market prices.

2.
The carrying value of each of the MHR Senior Revolving Credit Facility and Magnum Hunter's second lien term loan approximates fair value as it is subject to short-term floating interest rates that approximate the rates available to us at these dates.

3.
The fair value of (a) Eureka Hunter Pipeline’s second lien term loan and (b) equipment note payable, is the estimated cost to acquire the debt, including a credit spread for the difference between the issue rate and the period end market rate.  The credit spread is Eureka Hunter Pipeline’s default or repayment risk.  The credit spread (premium or discount) is determined by comparing fixed-rate notes and credit facility to new issuances (secured and unsecured) and secondary trades of similar size and credit statistics for both public and private debt.

4.	The Company has various inconsequential equipment notes outstanding at December 31, 2011 which carrying values approximate fair values and have been excluded from the table above.

Fair Value on a Non-Recurring Basis
The Company follows the provisions of ASC 820-10 for nonfinancial assets and liabilities measured at fair value on a non-recurring basis. As it relates to Magnum Hunter, ASC 820-10 applies to certain nonfinancial assets and liabilities as may be acquired in a business combination and thereby measured at fair value; measurements of oil and natural gas property impairments; and the initial recognition of asset retirement obligations, for which fair value is used. These asset retirement obligation ("ARO") estimates are derived from historical costs as well as management's expectation of future cost environments. As there is no corroborating market activity to support the assumptions used, Magnum Hunter has designated these measurements as Level 3.
A reconciliation of the beginning and ending balances of Magnum Hunter's asset retirement obligation is presented in "Note 9 - Asset Retirement Obligation".
New fair value measurements of proved oil and natural gas properties during the year ended December 31, 2011 and 2012 consist of:

Fair Value Measurements on a Non-recurring Basis
	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
Proved properties impaired (1)	$—	$—	$2,710
Acquisitions (2)	—	—	602,661
Total during the year ended December 31, 2011	$—	$—	$605,371

Proved properties impaired (1)	$—	$—	$58,082
Acquisitions (2)	—	—	532,150
Total during the year ended December 31, 2012	$—	$—	$590,232

(1) The Company recorded impairment charges from continuing operations of $3.8 million and $0.0 million during the years ended December 31, 2012 and 2011, respectively, as a result of writing down the carrying value of certain properties to fair value. In order to determine fair value, Magnum Hunter compares net capitalized costs of proved oil and natural gas properties to estimated undiscounted future net cash flows using management's expectations of economically recoverable reserves. If the net capitalized cost exceeds the undiscounted future net cash flows, Magnum Hunter impairs the net cost basis down to the discounted future net cash flows, which is management's estimate of fair value. Significant inputs used to determine the fair value include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company's estimated cash flows are the product of a process that begins with NYMEX forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Magnum Hunter's management believes will impact realizable prices. The inputs used by management for the fair value measurements utilized in this review include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level 3 for these types of assets.

(2)Magnum Hunter records the fair value of assets and liabilities acquired in business combinations. During the year ended December 31, 2011, Magnum Hunter acquired oil and natural gas properties with a fair value of $602.7 million. During the year ended December 31, 2012, Magnum Hunter acquired oil and natural gas properties with a fair value of $532.2 million. Properties acquired are recorded at fair value, which correlates to the discounted future net cash flow. Significant inputs used to determine the fair value of proved properties include estimates of: (i) reserves; (ii) future operating and development costs; (iii) future commodity prices; and (iv) a market-based weighted average cost of capital rate. The underlying commodity prices embedded in the Company's estimated cash flows are the product of a process that begins with NYMEX forward curve pricing, adjusted for estimated location and quality differentials, as well as other factors that Magnum Hunter's management believes will impact realizable prices. For acquired unproved properties, the market-based weighted average cost of capital rate is subjected to additional project specific risking factors. The inputs used by management for the fair value measurements of these acquired oil and natural gas properties include significant unobservable inputs, and therefore, the fair value measurements employed are classified as Level 3 for these types of assets.